Crypto assets loan receivables	6 Months Ended
Jun. 30, 2026
Crypto assets loan receivables
Crypto assets loan receivables

10.Crypto assets loan receivables

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
Gross balance	42,057	59,650
Fair value changes	84	(1,862)
Less: allowance of credit losses	—	—
Net carrying amount	42,141	57,788

10.Crypto assets loan receivables (Continued)

Crypto assets loan receivables are denominated in the following cryptocurrencies:

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
BTC	10,940	18,162
ETH	8,562	5,421
USDS (Note)	6,896	2,323
USDC	6,412	13,848
USDT	9,331	18,034
	42,141	57,788

Note:

USDS is a cryptographic blockchain-based digital information unit token issued by the Group and only used in Group’s platform. Each USDS is equivalent to US$1.